Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee severance pay	€ 5,895	€ 5,791
Jubilee benefits	253	239
Other post-employment plans	699	582
Long term incentive plan	3,653	1,780
Cash settled awards		21,333
Stock grant plan	1,353
Total employee benefits	€ 11,853	€ 29,725